INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2023
INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS
Schedule of segment's profits and losses

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Search and Portal:
Revenues	162,176	226,022	337,514	3,763.2
Adjusted EBITDA	81,259	120,503	172,950	1,928.3
E-commerce, Mobility and Delivery:
Revenues	166,714	261,246	420,753	4,691.3
Adjusted EBITDA loss	(30,393)	(19,644)	(23,611)	(263.3)
Plus and Entertainment:
Revenues	18,408	31,782	66,899	745.9
Adjusted EBITDA/(loss)	(6,464)	(7,849)	2,944	32.8
Classifieds:
Revenues	9,217	12,287	24,174	269.5
Adjusted EBITDA	1,864	1,111	423	4.7
Other Business Units and Initiatives:
Revenues	26,822	48,784	82,734	922.5
Adjusted EBITDA loss	(14,471)	(29,844)	(56,794)	(633.2)
Total segment revenues:	383,337	580,121	932,074	10,392.4
Total segment adjusted EBITDA:	31,795	64,277	95,912	1,069.3
Eliminations:
Revenues	(27,166)	(58,422)	(131,949)	(1,471.2)
Adjusted EBITDA	348	(135)	1,058	11.8
Total:
Revenues from external customers	356,171	521,699	800,125	8,921.2
Adjusted EBITDA	32,143	64,142	96,970	1,081.1

Schedule of reconciliation between adjusted operating income and net income

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Total adjusted EBITDA	32,143	64,142	96,970	1,081.1
Less: depreciation and amortization	(24,111)	(30,874)	(39,952)	(445.5)
Less: certain share-based compensation expense*	(20,829)	(17,319)	(20,541)	(229.0)
Less: one-off restructuring cost	(9)	—	(477)	(5.2)
Less: compensation expense (reversal of expense) related to contingent consideration	(471)	27	—	—
Add: gain on restructuring of convertible debt	—	9,305	—	—
Add: effect of the News and Zen deconsolidation	—	38,051	—	—
Add: interest income	4,615	4,723	5,637	62.9
Less: interest expense	(3,711)	(3,396)	(10,863)	(121.1)
Less: loss/(income) from equity method investments	6,367	(929)	(1,602)	(17.9)
Add: other income/(loss), net	(1,217)	9,359	21,514	239.8
Less: impairment of goodwill and other intangible assets	—	(2,740)	(7,539)	(84.0)
Income/(loss) before income tax expense	(7,223)	70,349	43,147	481.1

* The Group settled the RSU equity awards of the employees in cash during 2022 and 2023, and did not eliminate the relevant SBC expense corresponding to the cash payment from adjusted EBITDA.

Schedule of long lived assets by geographic area

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Long-lived assets:
Russia	279,934	339,570	398,654	4,444.9
Rest of the world	11,907	13,971	34,034	379.5
Total long-lived assets	291,841	353,541	432,688	4,824.4